Employee benefit plans - Summary of defined benefit plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Employee benefit plan expense:	$ 2,849	$ 2,717
Actuarial losses recognized in the statement of other comprehensive income (loss) in the period, before tax	(3,440)	(6,361)
Cumulative actuarial losses recognized in the statement of other comprehensive income (loss), before tax	(29,639)	(26,199)
Employee benefit plans
Disclosure of defined benefit plans [line items]
Employee benefit plan expense:	3,036	2,778
SERP
Disclosure of defined benefit plans [line items]
Employee benefit plan expense:	$ (187)	$ (61)